Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net (loss)	$ (18,138)	$ (6,308)
Adjustments required to reflect net cash used in operating activities:
Depreciation	364	239
Non-cash operating lease expenses	411	107
Share-based compensation	1,485	842
Loss (income) on marketable securities and short-term bank deposits	4,886	(1,583)
Changes in operating asset and liability items:
Decrease in prepaid expenses and other receivables	(205)	(195)
Increase (decrease) in accounts payable trade	(211)	101
Increase (decrease) in accrued expenses and other liabilities	(307)	153
Operating lease liabilities	(827)	(106)
Net cash (used in) provided by operating activities	(12,542)	(6,750)
Cash flows from investing activities
Purchase of property and equipment	(4,351)	(472)
Release (investment) in short-term bank deposits	(35,234)	19,563
Purchases of marketable securities	(1,608)	(85,695)
Proceeds from sales of marketable securities	62,549	19,217
Net cash provided by (used in) investing activities	21,356	(47,387)
Cash flows from financing activities
Proceeds from issuance of shares and warrants net of $4,455 issuance expenses		53,174
Proceeds from exercise of warrants		7,702
Proceeds from exercise of options	100	42
Net cash provided by financing activities	100	60,918
Increase (decrease) in cash and cash equivalents	8,914	6,781
Cash and cash equivalents - beginning of period	11,636	7,012
Exchange rate differences on cash and cash equivalents		(210)
Cash and cash equivalents - end of period	20,550	13,583
Non-cash transactions:
Warrants issued in settlement of issuance costs to a placement agent		2,095
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash paid (received) for interest, net	$ 45	$ 62